TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 502,434	$ 712,829
Deferred	(48,710)	(107,401)
The provision for income taxes	$ 453,724	$ 605,428	$ 955,194